22. Contracts, acquisitions and agreements	12 Months Ended
Dec. 31, 2019
Contracts Acquisitions And Agreements
Contracts, acquisitions and agreements

22.1. Maintenance and service contracts

The Group entered into long-term service agreements executed with leading global companies in the construction and maintenance of thermal generation plants, such as (i) General Electric, which is in charge of the maintenance of the Puerto Combined Cycle plant, the La Plata plant’s gas turbine, and part of the Mendoza based units, and (ii) Siemens, which is in charge of the maintenance of the combined cycle unit based in Mendoza site.

Under long-term service agreements, suppliers provide materials, spare parts, labor and on-site engineering guidance in connection with scheduled maintenance activities, in accordance with the applicable technical recommendations.

22.2.	Agreement for supplying electricity and steam to YPF

As from January 1999 and for a 20-year term, our Luján de Cuyo plant supplies 150 tons per hour of steam to YPF’s refinery in Luján de Cuyo under a steam supply agreement. Under this agreement YPF supplies the Luján de Cuyo plant with the fuel and water needed for operation of the plant.

On February 8, 2018, we signed an agreement to extend the aforementioned agreement with YPF for a period of up to 24 months or up to the start of commercial operation of the new Luján de Cuyo co-generation unit, which is described in Note 22.7, whatever occurs first. This way, this agreement was valid up to September 24, 2019 since the new cogeneration commenced supplying steam to YPF on September 25, 2019.

22.3.	Acquisition of Siemens gas turbine

On December 18, 2014, the Company acquired from Siemens a gas turbine for electric power generation composed by a turbine and a generator with 286 MW output power, and the proper ancillary equipment and maintenance and assistance services. This equipment will be used in the cogeneration project called "Terminal 6 San Lorenzo", which is described in Note 22.7.

22.4.	Acquisition of General Electric gas turbine

On March 13th, 2015, the Company acquired a gas turbine from General Electric and hired their specialized technical support services. The unit is a gas turbine with 373 MW output power.

22.5.	Acquisition of two Siemens gas turbines

On May 27th, 2016, the Company acquired from Siemens two gas turbines for electric power generation composed by a turbine and a generator with 298 MW output power, and the proper ancillary equipment and maintenance and assistance services.

22.6.	Awarding of Renewable Energy Projects

In October 2016, the Company and its subsidiary CPR were awarded of a wind project called “La Castellana” with a capacity of 99 MW.

In January 2017, CP La Castellana S.A.U. entered into a power purchase agreement with CAMMESA for La Castellana project for a 20-year term as from the launch of the commercial operations.

In November 2016, the Company and its subsidiary CPR were awarded of a wind project called “Achiras” with a capacity of 48 MW.

In May 2017, CP Achiras S.A.U. entered into a power purchase agreement with CAMMESA for Achiras project for a 20-year term as from the launch of the commercial operations.

In November 2017, the Company was awarded a project of wind power generation called “La Genoveva I” with an installed capacity of 86.6 MW. The Company participated on the tender by virtue of its call option on 100% of the shares of Vientos La Genoveva S.A., a special purpose vehicle, through which the aforementioned project will be developed. In this context, the Company assigned the exercise of the call option to its subsidiary CPR and on March 23, 2018, CPR acquired 100% of the shares of Vientos La Genoveva S.A.U.

In addition, on January 2018 and May 2018, CAMMESA assigned to the Group the priority on power dispatch for the projects “La Castellana II”, “Achiras II” and “La Genoveva II”, with an installed capacity of 15.75 MW, 79.80 MW and 41.8 MW, respectively.

Consequently, CPR exercised the call option on the special purpose vehicle through which La Genoveva II project will be developed, and on June 28, 2018 acquired 100% of the shares of Vientos La Genoveva II S.A.U.

On August 6, 2018, CPR transferred to the Company its total shareholding at Vientos La Genoveva S.A.U. (3,740,500 non-endorsable registered common shares at Ps. 1 each) and at Vientos La Genoveva II S.A.U. (5,578,543 non-endorsable registered common shares at Ps. 1 each), including all the political and economical rights inherent in them.

On July 26, 2018, the Group entered into an Agreement on the Supply of Renewable Electrical Energy with CAMMESA for the wind farm La Genoveva, whose term is of 20 years counted as from the commercial authorization date of the wind farm.

Also, the Group entered into a supply agreement with Aguas y Saneamiento S.A. (AYSA) for a 10-year term from the beginning of operations date of the wind farm La Genoveva II. The agreement is on the supply of approximately 14% of its plants’ consumption reaching 87.6 GWh/year. In addition, another supply agreement was executed with PBB Polisur S.R.L. (Dow Chemical) for the same wind farm, with a term of 6 years and an estimated volume of 80 GWh/year.

On December 28, 2018, a decision was made at the Special Shareholders’ Meeting of CPR Energy Solutions S.A.U. (”CPRES”), an special purposes vehicle, subsidiary of CPR, which developed projects La Castellana II and Achiras II; the decision made implied a spin off, by means of which CPRES’s equity would be divided and wind farm project La Castellana II was part of its equity, while 79.8-MW wind farm Project Achiras II was divided from it into two parts: (i) a part consisting on 57-MW wind farm Manque; therefore, a new company named CP MANQUE S.A.U. (“CPM”) was incorporated for this wind farm, and (ii) another part consisting on 22.8-MW wind farm called Los Olivos; therefore, a new company named CP LOS OLIVOS S.A.U. (“CPLO”) was incorporated for this wind farm (hereinafter, the “spinning-off companies”.) As resolved at the Shareholders’ Meeting, the spin off was effective in legal and tax terms as at February 1, 2019, on which date, the spinning-off companies were incorporated with the equity that was divided from CPRES. As from such date, the spinning-off companies commenced their independent activities and all operating, accounting, and tax effects were triggered.

Regarding wind farm Manque, the Group entered into a power purchase agreement with Cervecería y Maltería Quilmes SAICAyG (“Quilmes”) for a 20-year term as from the launch of the commercial operations of the wind farm. The agreement comprises power supply to all Quilmes plants reaching about 235 GWh per year.

Regarding the wind farm Los Olivos, the Group entered into a power purchase agreement with S.A. San Miguel A.G.I.C.I. y F. for a 10-year term to supply them 8.7 GWh/year as from the operation commencement day of the wind farm. Also, the Group entered into a power purchase agreement with Minera Alumbrera Limited (a Glencore subsidiary) for a 10-year term to supply them 27.4 GWh/year.

On August 17, 2018, CPSA acquired from Ledesma Renovables S.A., a 12-MW photovoltaic power generation project (extensible in additional 6 MW), located at Santa María, Province of Catamarca.

Acquisition and operation of wind turbines

The Group has entered into agreements with Nordex Windpower S.A. for the operation and maintenance of Achiras and La Castellana wind farms for a 10-year term.

Moreover, the Group has entered into agreements with Vestas Argentina S.A. for the supply, transport, setup, assembly, commissioning and tests of wind turbines for La Genoveva I, La Genoveva II, La Castellana II, Manque and Los Olivos wind farms. The Group also entered into contracts with Vestas Argentina S.A. for the operation and maintenance of the wind farms for a 5-year term.

Additionally, the Group has also entered into agreements with Constructora Sudamericana S.A. for the execution of the civil works and the medium voltage grid in such wind farms. Also, the Group has entered into agreements with Ventus Energía Renovables S.A. for supervision and inspection tasks on the works in such wind farms.

22.7.	Awarding of co-generation projects

On September 25, 2017, the Company was awarded through Resolution SEE 820/2017 with two co-generation projects called “Terminal 6 San Lorenzo” with a capacity of 330 MW and Luján de Cuyo (within our Luján de Cuyo plant) with a capacity of 93 MW.

On December 15, 2017, we executed a new steam supply contract with YPF for a 15-year term that began when the new co-generation unit at our Luján de Cuyo plant started operations.

Also, on December 27, 2017, we entered into a final steam supply agreement with T6 Industrial S.A. for the new co-generation unit at our Terminal 6 San Lorenzo plant for a 15 year-term.

On January 4, 2018, the Company entered into power purchase agreements with CAMMESA for each of the mentioned projects for a 15-year term as from the launch of commercial operations.

On October 5, 2019 the commercial approval of the co-generation station Luján de Cuyo took place within the framework of SEE Resolution 820/2017. It is important to highlight the fact that the operations are launched under the method “Anticipated COD to the committed date”, which implies paying 70% of the agreed power charge until November 21, 2019. After that date, power remuneration is being paid in full.

22.8.	Sale of the La Plata plant

On December 20, 2017, YPF EE, an YPF S.A. subsidiary, accepted the Company’s offer to sell the La Plata plant, for a total sum of USD 31.5 million, subject to closing customary conditions. On February 8, 2018, after the conditions were met, the plant was transferred to YPF EE effective as of January 5, 2018. Consequently, during fiscal year ending December 31, 2018 the Company has booked an income, before income tax, from discontinued operations for 722,397, due to the sale of the mentioned plant.

22.9.	Purchase of natural gas for generation

As accepted under Regulation SGE No. 70/2018 described in Note 1.2.d), the Company reinstated its activities towards purchasing natural gas as from late November 2018, in order to supply its generation stations. As from December 2018, all natural gas used by the Company was purchased to producers and distributors directly, as well as the transported associated to those consumptions. The Company’s main natural gas providers were YPF, Tecpetrol, Total, Metroenergía and Pluspetrol, among others.

As from December 30, 2019, as stated in Note 1.2.d), the Ministry of Productive Development decided to centralize the purchase of fuel to generate electrical energy through CAMMESA, repealing Resolution No. 70/2018 of the former Secretariat of Energy. The scope of this new measure is for the WEM generation units that commercialize their energy and power in the spot market.

22.10.	Acquisition of Thermal Station Brigadier López

In the context of a local and foreign public tender called by Integración Energética Argentina S.A. (“IEASA”), which has been awarded to the Company, on June 14, 2019 the transfer agreement of the production unit that is part of Brigadier López Thermal Station and of the premises on which the Station is located, was signed, including: a) production unit for the Station, which includes personal property, recordable personal property, facilities, machines, tools, spare parts, and other assets used for the Station operation and use; b) IEASA’s contractual position in executed contracts (including turbogas and turbosteam supplying contracts with CAMMESA and the financial trust agreement signed by IEASA as trustor, among others); c) permits and authorizations in effect related to the Station operation; and d) the labor relationship with the transferred employees.

The Station currently has a Siemens gas turbine of 280.5 MW. According to the tender specifications and conditions, we have to supplement the gas turbine with a boiler and a steam turbine to reach the closing of the combined cycle, which will generate 420 MW in total. The works for the closing of the combined cycle are pending.

Regarding the trust agreement, CPSA adopted the trustor capacity. The financial debt balance as at June 14, 2019 was USD 154,662,725. Under the terms of the trust agreement, the financial debt accrues an interest rate equal to LIBOR plus 5% or equal to 6.25%, whichever is higher, and it is monthly amortized. As at December 31, 2019 there are 32 installments to amortize and the financial debt balance amounts to 7,714,106.

Under the trust agreement, as at December 31, 2019, there are trade receivables with specific assignment for the amount of 557,806.

The amount paid on June 14, 2019 amounted to USD 165,432,500, formed by a cash amount of USD 155,332,500, plus an amount of USD 10,100,000 settled through the assignment of LVFVD to IEASA.